Group assets and liabilities (Details) - USD ($) $ in Millions		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Group assets and liabilities
Sovereign debt		$ 33,053	$ 44,258
Other government bonds		3,726	3,897
Corporate bonds		36,809	34,624
Asset-backed securities		216	285
Total debt securities	[1]	73,804	83,064
Loans		517	578
Equity securities and holdings in collective investment schemes	[1]	81,002	64,753
Other financial investments		5,861	7,725
Total financial investments		161,184	156,120
Investment properties		3	39
Cash and cash equivalents		5,772	4,751	$ 5,514	$ 7,170
Total investments		166,959	160,910
Within one year
Group assets and liabilities
Total financial investments		88,779	80,022
Indonesia
Group assets and liabilities
Sovereign debt		1,668	1,529
Singapore
Group assets and liabilities
Sovereign debt		3,935	4,542
Thailand
Group assets and liabilities
Sovereign debt		2,586	1,963
United States
Group assets and liabilities
Sovereign debt		15,355	25,987
Vietnam
Group assets and liabilities
Sovereign debt		3,041	3,346
Other (predominantly Asia)
Group assets and liabilities
Sovereign debt		$ 6,468	6,891
Hong Kong
Group assets and liabilities
Share of estate within with-profits fund		10.00%
AAA
Group assets and liabilities
Other government bonds		$ 1,848	1,746
Corporate bonds		1,838	1,604
Asset-backed securities		166	230
AA+ to AA-
Group assets and liabilities
Other government bonds		163	166
Corporate bonds		4,904	4,090
Asset-backed securities		5	8
A+ to A-
Group assets and liabilities
Other government bonds		993	1,023
Corporate bonds		15,572	13,558
Asset-backed securities		31	37
BBB+ to BBB-
Group assets and liabilities
Other government bonds		314	384
Corporate bonds		12,199	12,236
Asset-backed securities		3	9
Below BBB- and unrated
Group assets and liabilities
Other government bonds		408	578
Corporate bonds		2,296	3,136
Asset-backed securities		11	1
Unrated
Group assets and liabilities
Securities excluding sovereign debt		900	1,181
Mortgage loans
Group assets and liabilities
Loans		153	148
Other loans
Group assets and liabilities
Loans		364	430
Direct equities
Group assets and liabilities
Equity securities and holdings in collective investment schemes		33,301	31,096
Collective investment schemes
Group assets and liabilities
Equity securities and holdings in collective investment schemes		47,701	33,657
Operating segments | Asia and Africa
Group assets and liabilities
Sovereign debt		33,053	44,258
Other government bonds		3,726	3,897
Corporate bonds		36,807	34,622
Asset-backed securities		216	285
Total debt securities		73,802	83,062
Loans		517	578
Equity securities and holdings in collective investment schemes		81,002	64,753
Other financial investments		4,711	5,097
Total financial investments		160,032	153,490
Investment properties		3	39
Cash and cash equivalents		3,327	3,161
Total investments		163,362	156,690
Operating segments | Indonesia | Asia and Africa
Group assets and liabilities
Sovereign debt		1,668	1,529
Operating segments | Singapore | Asia and Africa
Group assets and liabilities
Sovereign debt		3,935	4,542
Operating segments | Thailand | Asia and Africa
Group assets and liabilities
Sovereign debt		2,586	1,963
Operating segments | United States | Asia and Africa
Group assets and liabilities
Sovereign debt		15,355	25,987
Operating segments | Vietnam | Asia and Africa
Group assets and liabilities
Sovereign debt		3,041	3,346
Operating segments | Other (predominantly Asia) | Asia and Africa
Group assets and liabilities
Sovereign debt		6,468	6,891
Operating segments | AAA | Asia and Africa
Group assets and liabilities
Other government bonds		1,848	1,746
Corporate bonds		1,838	1,604
Asset-backed securities		166	230
Operating segments | AA+ to AA- | Asia and Africa
Group assets and liabilities
Other government bonds		163	166
Corporate bonds		4,904	4,090
Asset-backed securities		5	8
Operating segments | A+ to A- | Asia and Africa
Group assets and liabilities
Other government bonds		993	1,023
Corporate bonds		15,571	13,557
Asset-backed securities		31	37
Operating segments | BBB+ to BBB- | Asia and Africa
Group assets and liabilities
Other government bonds		314	384
Corporate bonds		12,198	12,235
Asset-backed securities		3	9
Operating segments | Below BBB- and unrated | Asia and Africa
Group assets and liabilities
Other government bonds		408	578
Corporate bonds		2,296	3,136
Asset-backed securities		11	1
Operating segments | Mortgage loans | Asia and Africa
Group assets and liabilities
Loans		153	148
Operating segments | Other loans | Asia and Africa
Group assets and liabilities
Loans		364	430
Operating segments | Direct equities | Asia and Africa
Group assets and liabilities
Equity securities and holdings in collective investment schemes		33,301	31,096
Operating segments | Collective investment schemes | Asia and Africa
Group assets and liabilities
Equity securities and holdings in collective investment schemes		47,701	33,657
Operating segments | Insurance operations | Funds with policyholder participation | Asia and Africa
Group assets and liabilities
Sovereign debt		24,649	34,471
Other government bonds		2,927	3,115
Corporate bonds		29,648	26,594
Asset-backed securities		165	217
Total debt securities		57,389	64,397
Loans		415	495
Equity securities and holdings in collective investment schemes		57,139	43,240
Other financial investments		2,240	2,893
Total financial investments		117,183	111,025
Cash and cash equivalents		1,396	1,054
Total investments		118,579	112,079
Operating segments | Insurance operations | Funds with policyholder participation | Indonesia | Asia and Africa
Group assets and liabilities
Sovereign debt		453	393
Operating segments | Insurance operations | Funds with policyholder participation | Singapore | Asia and Africa
Group assets and liabilities
Sovereign debt		2,265	3,006
Operating segments | Insurance operations | Funds with policyholder participation | Thailand | Asia and Africa
Group assets and liabilities
Sovereign debt		3	2
Operating segments | Insurance operations | Funds with policyholder participation | United States | Asia and Africa
Group assets and liabilities
Sovereign debt		14,851	23,552
Operating segments | Insurance operations | Funds with policyholder participation | Vietnam | Asia and Africa
Group assets and liabilities
Sovereign debt		2,885	3,143
Operating segments | Insurance operations | Funds with policyholder participation | Other (predominantly Asia) | Asia and Africa
Group assets and liabilities
Sovereign debt		4,192	4,375
Operating segments | Insurance operations | Funds with policyholder participation | AAA | Asia and Africa
Group assets and liabilities
Other government bonds		1,617	1,533
Corporate bonds		1,400	1,214
Asset-backed securities		129	174
Operating segments | Insurance operations | Funds with policyholder participation | AA+ to AA- | Asia and Africa
Group assets and liabilities
Other government bonds		124	120
Corporate bonds		3,567	2,716
Asset-backed securities		4	6
Operating segments | Insurance operations | Funds with policyholder participation | A+ to A- | Asia and Africa
Group assets and liabilities
Other government bonds		643	689
Corporate bonds		13,451	10,918
Asset-backed securities		28	30
Operating segments | Insurance operations | Funds with policyholder participation | BBB+ to BBB- | Asia and Africa
Group assets and liabilities
Other government bonds		189	271
Corporate bonds		9,753	9,466
Asset-backed securities		2	7
Operating segments | Insurance operations | Funds with policyholder participation | Below BBB- and unrated | Asia and Africa
Group assets and liabilities
Other government bonds		354	502
Corporate bonds		1,477	2,280
Asset-backed securities		2
Operating segments | Insurance operations | Funds with policyholder participation | Mortgage loans | Asia and Africa
Group assets and liabilities
Loans		51	65
Operating segments | Insurance operations | Funds with policyholder participation | Other loans | Asia and Africa
Group assets and liabilities
Loans		364	430
Operating segments | Insurance operations | Funds with policyholder participation | Direct equities | Asia and Africa
Group assets and liabilities
Equity securities and holdings in collective investment schemes		19,487	18,711
Operating segments | Insurance operations | Funds with policyholder participation | Collective investment schemes | Asia and Africa
Group assets and liabilities
Equity securities and holdings in collective investment schemes		37,652	24,529
Operating segments | Insurance operations | Unit-linked | Asia and Africa
Group assets and liabilities
Sovereign debt		2,087	2,005
Other government bonds		268	274
Corporate bonds		2,273	2,261
Asset-backed securities		4	3
Total debt securities		4,632	4,543
Equity securities and holdings in collective investment schemes		21,803	19,621
Other financial investments		260	396
Total financial investments		26,695	24,560
Cash and cash equivalents		564	647
Total investments		27,259	25,207
Operating segments | Insurance operations | Unit-linked | Indonesia | Asia and Africa
Group assets and liabilities
Sovereign debt		573	611
Operating segments | Insurance operations | Unit-linked | Singapore | Asia and Africa
Group assets and liabilities
Sovereign debt		738	607
Operating segments | Insurance operations | Unit-linked | Thailand | Asia and Africa
Group assets and liabilities
Sovereign debt		3	4
Operating segments | Insurance operations | Unit-linked | United States | Asia and Africa
Group assets and liabilities
Sovereign debt		71	84
Operating segments | Insurance operations | Unit-linked | Vietnam | Asia and Africa
Group assets and liabilities
Sovereign debt		17	30
Operating segments | Insurance operations | Unit-linked | Other (predominantly Asia) | Asia and Africa
Group assets and liabilities
Sovereign debt		685	669
Operating segments | Insurance operations | Unit-linked | AAA | Asia and Africa
Group assets and liabilities
Other government bonds		119	94
Corporate bonds		158	147
Asset-backed securities		3	2
Operating segments | Insurance operations | Unit-linked | AA+ to AA- | Asia and Africa
Group assets and liabilities
Other government bonds		16	17
Corporate bonds		486	440
Operating segments | Insurance operations | Unit-linked | A+ to A- | Asia and Africa
Group assets and liabilities
Other government bonds		82	95
Corporate bonds		491	460
Operating segments | Insurance operations | Unit-linked | BBB+ to BBB- | Asia and Africa
Group assets and liabilities
Other government bonds		45	57
Corporate bonds		661	714
Operating segments | Insurance operations | Unit-linked | Below BBB- and unrated | Asia and Africa
Group assets and liabilities
Other government bonds		6	11
Corporate bonds		477	500
Asset-backed securities		1	1
Operating segments | Insurance operations | Unit-linked | Direct equities | Asia and Africa
Group assets and liabilities
Equity securities and holdings in collective investment schemes		13,465	12,075
Operating segments | Insurance operations | Unit-linked | Collective investment schemes | Asia and Africa
Group assets and liabilities
Equity securities and holdings in collective investment schemes		8,338	7,546
Operating segments | Insurance operations | Other business | Asia and Africa
Group assets and liabilities
Sovereign debt		6,315	7,754
Other government bonds		531	506
Corporate bonds		4,886	5,767
Asset-backed securities		47	65
Total debt securities		11,779	14,092
Loans		102	83
Equity securities and holdings in collective investment schemes		1,952	1,762
Other financial investments		2,118	1,707
Total financial investments		15,951	17,644
Investment properties		3	39
Cash and cash equivalents		1,225	1,287
Total investments		17,179	18,970
Operating segments | Insurance operations | Other business | Indonesia | Asia and Africa
Group assets and liabilities
Sovereign debt		642	525
Operating segments | Insurance operations | Other business | Singapore | Asia and Africa
Group assets and liabilities
Sovereign debt		932	929
Operating segments | Insurance operations | Other business | Thailand | Asia and Africa
Group assets and liabilities
Sovereign debt		2,580	1,957
Operating segments | Insurance operations | Other business | United States | Asia and Africa
Group assets and liabilities
Sovereign debt		433	2,351
Operating segments | Insurance operations | Other business | Vietnam | Asia and Africa
Group assets and liabilities
Sovereign debt		139	173
Operating segments | Insurance operations | Other business | Other (predominantly Asia) | Asia and Africa
Group assets and liabilities
Sovereign debt		1,589	1,819
Operating segments | Insurance operations | Other business | AAA | Asia and Africa
Group assets and liabilities
Other government bonds		112	119
Corporate bonds		280	243
Asset-backed securities		34	54
Operating segments | Insurance operations | Other business | AA+ to AA- | Asia and Africa
Group assets and liabilities
Other government bonds		23	29
Corporate bonds		851	934
Asset-backed securities		1	2
Operating segments | Insurance operations | Other business | A+ to A- | Asia and Africa
Group assets and liabilities
Other government bonds		268	239
Corporate bonds		1,629	2,179
Asset-backed securities		3	7
Operating segments | Insurance operations | Other business | BBB+ to BBB- | Asia and Africa
Group assets and liabilities
Other government bonds		80	56
Corporate bonds		1,784	2,055
Asset-backed securities		1	2
Operating segments | Insurance operations | Other business | Below BBB- and unrated | Asia and Africa
Group assets and liabilities
Other government bonds		48	63
Corporate bonds		342	356
Asset-backed securities		8
Operating segments | Insurance operations | Other business | Mortgage loans | Asia and Africa
Group assets and liabilities
Loans		102	83
Operating segments | Insurance operations | Other business | Direct equities | Asia and Africa
Group assets and liabilities
Equity securities and holdings in collective investment schemes		254	182
Operating segments | Insurance operations | Other business | Collective investment schemes | Asia and Africa
Group assets and liabilities
Equity securities and holdings in collective investment schemes		1,698	1,580
Operating segments | Eastspring | Asia and Africa
Group assets and liabilities
Sovereign debt		2	28
Other government bonds			2
Total debt securities		2	30
Equity securities and holdings in collective investment schemes		108	130
Other financial investments		93	101
Total financial investments		203	261
Cash and cash equivalents		142	173
Total investments		345	434
Operating segments | Eastspring | Other (predominantly Asia) | Asia and Africa
Group assets and liabilities
Sovereign debt		2	28
Operating segments | Eastspring | Below BBB- and unrated | Asia and Africa
Group assets and liabilities
Other government bonds			2
Operating segments | Eastspring | Direct equities | Asia and Africa
Group assets and liabilities
Equity securities and holdings in collective investment schemes		95	128
Operating segments | Eastspring | Collective investment schemes | Asia and Africa
Group assets and liabilities
Equity securities and holdings in collective investment schemes		13	2
Unallocated to a segment
Group assets and liabilities
Corporate bonds		2	2
Total debt securities		2	2
Other financial investments		1,150	2,628
Total financial investments		1,152	2,630
Cash and cash equivalents		2,445	1,590
Total investments		3,597	4,220
Unallocated to a segment | A+ to A-
Group assets and liabilities
Corporate bonds		1	1
Unallocated to a segment | BBB+ to BBB-
Group assets and liabilities
Corporate bonds		$ 1	$ 1

[1]	Included within equity securities and holdings in collective investment schemes and debt securities as at 31 December 2024 are $1,565 million of lent securities and assets subject to repurchase agreements (31 December 2023: $2,001 million).